Operating Segment Information - Detailed Report of Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Gross revenue	$ 17,145	$ 4,082
Share of income (loss) from investments in equity accounted investees	(936)	165
Unrealized change in fair value of biological assets (Note 6)	(11,568)	(7,637)
Cost of sales before fair value adjustments (Note 6)	7,654	2,040
Realized fair value adjustments on inventory sold in the year (Note 6)	8,349	2,449
Gain on other investments	221	4,858
Share-based payments	4,238	1,862
Interest expense		126
Depreciation and amortization	1,256	541
Net income (loss)		2,491
Total assets	261,119	101,029
Total liabilities	49,479	14,661
Shareholders' equity	211,640	86,368	$ 33,677
Property, plant and equipment	$ 171,891	56,172	$ 14,122
Additions to property, plant and equipment		43,046
Operating Segments [member] | Investing segment [member]
Disclosure of operating segments [line items]
Share of income (loss) from investments in equity accounted investees		165
Gain on other investments		4,858
Intercompany revenue		624
Share-based payments		1,862
Interest expense		1
Depreciation and amortization		71
Net income (loss)		(368)
Total assets		151,998
Total liabilities		979
Shareholders' equity		151,019
Property, plant and equipment		1,153
Additions to property, plant and equipment		139
Operating Segments [member] | Operating segment [member]
Disclosure of operating segments [line items]
Gross revenue		4,082
Unrealized change in fair value of biological assets (Note 6)		(7,637)
Cost of sales before fair value adjustments (Note 6)		2,040
Realized fair value adjustments on inventory sold in the year (Note 6)		2,449
Interest expense		600
Depreciation and amortization		470
Net income (loss)		3,382
Total assets		70,198
Total liabilities		67,957
Shareholders' equity		2,241
Property, plant and equipment		53,175
Additions to property, plant and equipment		42,908
Inter-segment elimination [member]
Disclosure of operating segments [line items]
Intercompany revenue		(624)
Interest expense		(475)
Net income (loss)		(523)
Total assets		(121,167)
Total liabilities		(54,275)
Shareholders' equity		(66,892)
Property, plant and equipment		$ 1,844